Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 06, 2012
Registrant Name	dei_EntityRegistrantName	AMERICAN FUNDS INSURANCE SERIES
Central Index Key	dei_EntityCentralIndexKey	0000729528
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 05, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 06, 2012
Prospectus Date	rr_ProspectusDate	May 01, 2012